VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—32.5%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 5,410	$ 5,438
144A 7.500%, 6/1/29(1)	8,020	8,003
		13,441

Aerospace & Defense—0.5%
TransDigm, Inc.
6.375%, 6/15/26	7,675	7,744
5.500%, 11/15/27	13,230	13,131
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	6,996	7,389
144A 6.250%, 9/15/24(1)	7,135	7,098
		35,362

Airlines—0.4%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	14,072
Delta Air Lines, Inc. 7.375%, 1/15/26	11,915	12,940
		27,012

Auto Components—0.8%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	6,002
5.000%, 10/1/29	7,700	7,224
Clarios Global LP 144A 8.500%, 5/15/27(1)	12,195	12,652
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	10,290	9,634
144A 5.250%, 7/15/31(1)	11,515	10,648
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	5,180	5,458
		51,618

Auto Manufacturers—0.7%
Ford Motor Co.
9.000%, 4/22/25	12,345	14,136
9.625%, 4/22/30	3,410	4,441
7.450%, 7/16/31	9,690	11,434
Ford Motor Credit Co. LLC
5.113%, 5/3/29	8,085	8,133
4.000%, 11/13/30	11,515	10,844
		48,988

	Par Value	Value

Building Materials—0.8%
Builders FirstSource, Inc.
144A 5.000%, 3/1/30(1)	$ 7,030	$ 6,915
144A 4.250%, 2/1/32(1)	10,405	9,690
Griffon Corp. 5.750%, 3/1/28	12,440	11,961
Koppers, Inc. 144A 6.000%, 2/15/25(1)	10,200	9,996
MIWD Holdco II LLC 144A 5.500%, 2/1/30(1)	3,185	2,974
Summit Materials LLC 144A 5.250%, 1/15/29(1)	12,470	12,314
		53,850

Chemicals—0.6%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	5,855	5,689
144A 4.625%, 11/15/29(1)	13,120	12,026
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	10,200
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	11,740	10,978
		38,893

Commercial Services—1.3%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	15,625	14,512
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	8,575	8,566
144A 5.375%, 3/1/29(1)	5,680	5,596
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,627
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	11,129
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	12,405	11,226
Monitronics International 9.125%, 4/1/49(2)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	11,937
RR Donnelley & Sons Co. 6.000%, 4/1/24	3,195	3,323
	Par Value	Value

Commercial Services—continued
United Rentals North America, Inc. 5.250%, 1/15/30	$ 13,445	$ 13,865
		85,781

Computers—0.5%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	11,960	11,472
NCR Corp.
144A 5.125%, 4/15/29(1)	11,330	10,892
144A 6.125%, 9/1/29(1)	5,440	5,454
Western Digital Corp. 4.750%, 2/15/26	4,900	4,977
		32,795

Containers & Packaging—0.6%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	13,090	13,239
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	13,260	13,127
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	12,706
		39,072

Cosmetics & Personal Care—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(1)	10,885	10,823
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	6,105	6,074
		16,897

Diversified Financial Services—1.3%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	12,718
144A 5.750%, 11/15/31(1)	6,870	6,552
Navient Corp.
6.750%, 6/15/26	10,725	10,940
5.000%, 3/15/27	12,315	11,730
4.875%, 3/15/28	7,065	6,497
OneMain Finance Corp.
8.250%, 10/1/23	8,730	9,198
6.625%, 1/15/28	12,965	13,581
5.375%, 11/15/29	7,480	7,267
PennyMac Financial Services, Inc.
144A 4.250%, 2/15/29(1)	11,515	9,880
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Diversified Financial Services—continued
144A 5.750%, 9/15/31(1)	$ 2,420	$ 2,151
		90,514

Electronic Equipment, Instruments & Components—0.2%
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	1,695	1,678
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	13,985	14,854
		16,532

Electronics—0.2%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	11,615	11,354
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,730
Entertainment—2.0%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	12,610	8,844
144A 7.500%, 2/15/29(1)	3,600	3,498
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	8,060	8,322
144A 8.125%, 7/1/27(1)	15,400	16,500
144A 4.625%, 10/15/29(1)	8,665	8,102
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	11,345	11,458
Cedar Fair LP 5.375%, 4/15/27	11,680	11,563
International Game Technology plc
144A 4.125%, 4/15/26(1)	4,495	4,439
144A 6.250%, 1/15/27(1)	9,850	10,377
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	10,975	10,577
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	14,050
	Par Value	Value

Entertainment—continued
Scientific Games International, Inc.
144A 8.625%, 7/1/25(1)	$ 2,750	$ 2,891
144A 8.250%, 3/15/26(1)	10,625	11,063
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	15,825	15,093
		136,777

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	15,000	14,269
Equity Real Estate Investment Trusts (REITs)—0.9%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	9,205	8,591
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	7,535	7,064
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	11,845	11,608
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	9,060	8,493
SBA Communications Corp. 3.125%, 2/1/29	11,135	10,129
Service Properties Trust
4.350%, 10/1/24	4,265	4,105
4.500%, 3/15/25	5,185	4,861
7.500%, 9/15/25	4,150	4,354
4.375%, 2/15/30	5,355	4,445
		63,650

Food & Beverage—1.2%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	6,755	6,578
Kraft Heinz Foods Co.
5.000%, 7/15/35	8,175	8,715
6.500%, 2/9/40	3,650	4,353
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	7,593
144A 4.250%, 8/1/29(1)	10,125	9,226
	Par Value	Value

Food & Beverage—continued
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	$ 3,110	$ 2,992
144A 4.500%, 9/15/31(1)	9,420	8,346
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	10,435	9,783
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	11,945	10,184
US Foods, Inc.
144A 6.250%, 4/15/25(1)	9,325	9,558
144A 4.750%, 2/15/29(1)	5,350	5,103
		82,431

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	11,590	11,242
Healthcare-Products—0.2%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	16,520	15,358
Healthcare-Services—1.6%
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	6,615
144A 6.000%, 1/15/29(1)	7,305	7,381
144A 6.875%, 4/15/29(1)	11,915	11,706
144A 5.250%, 5/15/30(1)	7,210	6,920
Encompass Health Corp. 4.750%, 2/1/30	5,210	5,002
HCA, Inc.
5.375%, 9/1/26	2,565	2,693
5.625%, 9/1/28	10,100	10,921
5.875%, 2/1/29	7,710	8,429
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	4,480	4,176
Select Medical Corp. 144A 6.250%, 8/15/26(1)	10,520	10,891
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Services—continued
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	$ 34,410	$ 34,969
		109,703

Home Builders—0.3%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	10,303	10,470
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	7,925	8,163
		18,633

Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	7,437
Internet—0.6%
Endure Digital, Inc. 144A 6.000%, 2/15/29(1)	7,610	6,564
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	11,310	11,255
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	4,925	5,234
144A 7.500%, 9/15/27(1)	13,190	14,064
144A 6.250%, 1/15/28(1)	5,410	5,593
		42,710

Investment Companies—0.2%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	13,344
144A 5.000%, 1/15/32(1)	3,650	3,303
		16,647

Iron & Steel—0.4%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	5,950	6,103
144A 6.750%, 3/15/26(1)	9,870	10,364
United States Steel Corp. 6.875%, 3/1/29	7,210	7,498
		23,965

	Par Value	Value

Leisure Time—1.0%
Carnival Corp.
144A 10.500%, 2/1/26(1)	$ 7,405	$ 8,234
144A 5.750%, 3/1/27(1)	8,455	8,063
144A 6.000%, 5/1/29(1)	10,775	10,154
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	12,550	11,924
144A 5.875%, 2/15/27(1)	3,510	3,457
144A 7.750%, 2/15/29(1)	2,555	2,573
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	4,945	5,434
144A 5.375%, 7/15/27(1)	6,590	6,332
144A 5.500%, 4/1/28(1)	14,160	13,499
		69,670

Lodging—1.0%
Boyd Gaming Corp.
144A 8.625%, 6/1/25(1)	4,999	5,251
144A 4.750%, 6/15/31(1)	6,045	5,826
Hilton Domestic Operating Co., Inc.
144A 4.000%, 5/1/31(1)	7,890	7,446
144A 3.625%, 2/15/32(1)	10,825	9,824
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	8,230	7,854
MGM Resorts International
5.500%, 4/15/27	5,050	5,100
4.750%, 10/15/28	13,640	13,201
Station Casinos LLC 144A 4.625%, 12/1/31(1)	6,785	6,206
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	8,645	8,645
		69,353

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	6,805
Media—3.5%
CCO Holdings LLC
4.500%, 5/1/32	21,375	19,552
	Par Value	Value

Media—continued
144A 5.375%, 6/1/29(1)	$ 14,780	$ 14,780
144A 4.750%, 2/1/32(1)	4,155	3,869
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	12,490	12,271
144A 5.750%, 1/15/30(1)	15,445	13,746
Directv Financing LLC 144A 5.875%, 8/15/27(1)	15,910	15,652
DISH DBS Corp.
7.375%, 7/1/28	13,135	12,445
5.125%, 6/1/29	11,740	9,998
144A 5.750%, 12/1/28(1)	9,505	8,994
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	7,095	6,784
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	15,120	14,043
iHeartCommunications, Inc. 8.375%, 5/1/27	10,655	11,017
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	13,569
144A 4.750%, 11/1/28(1)	5,800	5,619
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	12,921
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	8,960	8,512
144A 4.125%, 7/1/30(1)	9,665	9,048
144A 3.875%, 9/1/31(1)	9,950	9,055
TEGNA, Inc. 5.000%, 9/15/29	10,150	10,175
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	7,882
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	12,009
144A 4.500%, 8/15/30(1)	9,225	8,602
		240,543

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	11,630	9,740
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Mining—0.4%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	$ 4,130	$ 3,906
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,445
144A 6.125%, 4/1/29(1)	4,220	4,347
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	7,689	8,323
		26,021

Oil, Gas & Consumable Fuels—2.9%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	8,334	9,008
144A 5.375%, 3/1/30(1)	7,740	7,905
Callon Petroleum Co.
6.125%, 10/1/24	2,530	2,517
144A 8.000%, 8/1/28(1)	13,490	14,221
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	11,385	11,455
CNX Resources Corp.
144A 7.250%, 3/14/27(1)	11,270	11,925
144A 6.000%, 1/15/29(1)	2,250	2,273
Cobalt International Energy, Inc. 7.750%, 12/1/23(2)(3)	9,216	133
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	10,695	11,033
144A 5.875%, 1/15/30(1)	6,595	6,498
Mesquite Energy, Inc. 6.125%, 1/15/23(3)	6,240	62
Occidental Petroleum Corp.
5.875%, 9/1/25	9,390	9,974
8.875%, 7/15/30	6,600	8,465
6.625%, 9/1/30	13,785	15,818
PDC Energy, Inc. 5.750%, 5/15/26	12,335	12,505
Range Resources Corp. 144A 4.750%, 2/15/30(1)	9,875	9,808
SM Energy Co.
6.625%, 1/15/27	7,980	8,181
6.500%, 7/15/28	7,075	7,301
Southwestern Energy Co.
5.375%, 3/15/30	12,525	12,728
4.750%, 2/1/32	4,720	4,714
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Sunoco LP
5.875%, 3/15/28	$ 6,830	$ 6,898
144A 4.500%, 4/30/30(1)	6,635	6,113
USA Compression Partners LP 6.875%, 9/1/27	12,545	12,593
Weatherford International Ltd.
144A 11.000%, 12/1/24(1)	73	76
144A 8.625%, 4/30/30(1)	9,275	9,417
		201,621

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	10,601
Pharmaceuticals—1.4%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	9,755	8,902
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	12,675
Bausch Health Cos., Inc.
144A 7.250%, 5/30/29(1)	14,945	12,747
144A 5.250%, 2/15/31(1)	14,595	11,360
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	9,515	9,753
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	17,325	16,783
Organon & Co. 144A 5.125%, 4/30/31(1)	15,695	15,146
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	5,645	5,603
		92,969

Pipelines—1.2%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	9,185	9,175
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	11,805	11,761
DCP Midstream Operating LP 5.125%, 5/15/29	6,470	6,654
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	8,470	8,847
	Par Value	Value

Pipelines—continued
144A 4.750%, 1/15/31(1)	$ 9,585	$ 8,962
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,315	13,098
NuStar Logistics LP 6.375%, 10/1/30	9,135	9,259
Targa Resources Partners LP
6.500%, 7/15/27	4,485	4,719
6.875%, 1/15/29	10,670	11,450
		83,925

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	12,048
Retail—1.0%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,809
144A 4.625%, 11/15/29(1)	4,400	4,097
144A 5.000%, 2/15/32(1)	4,280	3,978
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	13,603
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,925	4,859
144A 6.125%, 3/15/32(1)	4,955	4,893
Mariposa Borrower, Inc. 8.000%, 10/15/21(2)	6,810	1,982
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	15,720	14,180
Yum! Brands, Inc.
4.625%, 1/31/32	9,655	9,339
5.375%, 4/1/32	6,680	6,695
		69,435

Semiconductors—0.2%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	11,210	11,580
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	5,015	4,726
		16,306

Software—0.5%
Clarivate Science Holdings Corp.
144A 3.875%, 7/1/28(1)	6,310	6,018
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
144A 4.875%, 7/1/29(1)	$ 11,825	$ 11,125
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,065	3,042
144A 6.500%, 10/15/28(1)	6,765	6,722
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	10,580	10,660
		37,567

Telecommunications—2.2%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	10,780	10,631
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	11,030	9,580
CommScope, Inc. 144A 8.250%, 3/1/27(1)	5,495	5,344
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,915	10,478
144A 6.000%, 1/15/30(1)	12,310	11,387
GTT Communications, Inc. 144A 7.875%, 12/31/24(1)(3)	10,045	979
Hughes Satellite Systems Corp. 6.625%, 8/1/26	13,080	13,559
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	12,660	11,816
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	12,205	11,625
144A 4.500%, 1/15/29(1)	14,330	12,324
144A 5.375%, 6/15/29(1)	13,075	11,645
Sprint Corp.
7.125%, 6/15/24	6,860	7,358
7.625%, 3/1/26	8,595	9,702
T-Mobile USA, Inc.
4.750%, 2/1/28	2,100	2,135
3.375%, 4/15/29	8,250	7,847
3.500%, 4/15/31	14,160	13,324
Windstream Services LLC 144A 6.375%, 8/1/23(1)(2)(3)	7,464	—
		149,734

	Par Value	Value

Transportation—0.3%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	$ 12,065	$ 12,605
144A 5.500%, 5/1/28(1)	7,450	6,773
		19,378

Total Corporate Bonds and Notes (Identified Cost $2,366,132)		2,225,377

Leveraged Loans—0.1%
Retail—0.1%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.256%, 3/3/28 (4)	8,405	8,315
Total Leveraged Loans (Identified Cost $8,410)		8,315

	Shares
Convertible Preferred Stocks—6.5%
Auto Components—0.3%
Aptiv plc Series A, 5.500%	174,000	23,746
Banks—1.0%
Bank of America Corp. Series L, 7.250%	20,365	26,729
Wells Fargo & Co. Series L, 7.500%	29,905	39,624
		66,353

Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	215,795	16,036
Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	158,175	11,711
Diversified Financial Services—0.1%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	9,640	9,399
Electric Utilities—0.8%
NextEra Energy, Inc., 5.279%	398,430	20,778
	Shares	Value

Electric Utilities—continued
NextEra Energy, Inc., 6.219%	592,930	$ 31,153
		51,931

Electronic Equipment, Instruments & Components—0.1%
II-VI, Inc. Series A, 6.000%	23,240	6,859
Healthcare Equipment & Supplies—0.5%
Boston Scientific Corp. Series A, 5.500%	300,100	34,944
Life Sciences Tools & Services—1.3%
Avantor, Inc. Series A, 6.250%	259,740	26,891
Danaher Corp. Series B, 5.000%	39,720	62,727
		89,618

Machinery—0.2%
Stanley Black & Decker, Inc., 5.250%	131,190	11,533
Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.000%	229,565	9,352
Professional Services—0.2%
Clarivate plc Series A, 5.250%	178,285	12,100
Semiconductors & Semiconductor Equipment—1.1%
Broadcom, Inc. Series A, 8.000%	37,975	74,550
Telecommunications—0.4%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	24,530	27,351
Total Convertible Preferred Stocks (Identified Cost $429,979)		445,483

Preferred Stocks—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (2)(5)(6)(7)(8)	56,362	5,636
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Entertainment—continued
LiveStyle, Inc. Series B (2)(5)(8)	8,000	$ —
		5,636

Total Preferred Stocks (Identified Cost $13,526)		5,636

Common Stocks—32.6%
Air Freight & Logistics—0.3%
United Parcel Service, Inc. Class B	99,875	21,419
Automobiles—1.5%
Tesla, Inc.(6)	93,385	100,632
Banks—1.3%
CCF Holdings LLC(2)(6)	7,416,755	3,486
CCF Holdings LLC Class M(2)(6)	1,759,917	827
JPMorgan Chase & Co.	304,045	41,448
Wells Fargo & Co.	822,765	39,871
		85,632

Biotechnology—0.9%
AbbVie, Inc.(9)	270,117	43,789
Horizon Therapeutics plc(6)	157,070	16,525
		60,314

Capital Markets—1.1%
Charles Schwab Corp. (The)	342,775	28,899
CME Group, Inc. Class A(9)	112,455	26,748
S&P Global, Inc.	41,220	16,908
		72,555

Chemicals—0.6%
DuPont de Nemours, Inc.(9)	326,360	24,014
Sherwin-Williams Co. (The)	63,625	15,882
		39,896

Commercial Services & Supplies—0.5%
CENVEO Corp.(2)(7)	19,074	146
Waste Management, Inc.	213,715	33,874
		34,020

Communications Equipment—0.3%
Cisco Systems, Inc.(9)	398,715	22,232
Consumer Finance—0.0%
Erickson, Inc.(2)(6)	10,866	265
	Shares	Value

Electrical Equipment—0.2%
Generac Holdings, Inc.(6)	49,720	$ 14,780
Energy Equipment & Services—0.4%
Schlumberger N.V.	682,830	28,208
Entertainment—0.0%
LiveStyle, Inc.(2)(5)(6)(7)(8)	202,319	—(10)
Equity Real Estate Investment—0.4%
Crown Castle International Corp.(9)	148,671	27,445
Food & Staples Retailing—0.7%
Costco Wholesale Corp.	79,960	46,045
Healthcare Equipment & Supplies—1.1%
Abbott Laboratories	181,305	21,459
Dexcom, Inc.(6)	40,255	20,595
Intuitive Surgical, Inc.(6)(9)	109,345	32,987
		75,041

Healthcare Providers & Services—0.9%
McKesson Corp.	37,330	11,428
UnitedHealth Group, Inc.	93,781	47,825
		59,253

Hotels, Restaurants & Leisure—1.3%
Booking Holdings, Inc.(6)	16,745	39,325
Chipotle Mexican Grill, Inc. Class A(6)	14,660	23,192
MGM Resorts International	555,505	23,298
		85,815

Household Durables—0.3%
DR Horton, Inc.(9)	295,680	22,031
Insurance—0.4%
Aon plc Class A(9)	83,085	27,055
Interactive Media & Services—2.4%
Alphabet, Inc. Class A(6)	47,800	132,949
Meta Platforms, Inc. Class A(6)	147,785	32,861
		165,810

Internet & Direct Marketing Retail—1.4%
Amazon.com, Inc.(6)	28,320	92,322
IT Services—1.8%
Accenture plc Class A	125,320	42,262
EPAM Systems, Inc.(6)	25,610	7,596
Mastercard, Inc. Class A	105,475	37,695
Visa, Inc. Class A(9)	170,485	37,808
		125,361

	Shares	Value

Life Sciences Tools & Services—0.8%
IQVIA Holdings, Inc.(6)	118,460	$ 27,389
Thermo Fisher Scientific, Inc.	51,770	30,578
		57,967

Machinery—0.6%
Deere & Co.	106,225	44,132
Media—0.0%
Postmedia Network Canada Corp.(2)(6)	1,018,823	1,019
Metals & Mining—0.3%
Freeport-McMoRan, Inc.(9)	340,425	16,933
Oil, Gas & Consumable Fuels—1.2%
ConocoPhillips(9)	410,795	41,080
Devon Energy Corp.	693,405	41,001
Riviera Resources, Inc.(2)(6)	25,527	—
		82,081

Pharmaceuticals—0.9%
Eli Lilly & Co.(9)	140,525	40,242
Zoetis, Inc. Class A(9)	112,850	21,282
		61,524

Road & Rail—0.7%
Union Pacific Corp.	171,260	46,790
Semiconductors & Semiconductor Equipment—2.8%
Advanced Micro Devices, Inc.(6)(9)	147,260	16,101
Enphase Energy, Inc.(6)	131,630	26,560
Lam Research Corp.	49,045	26,367
Marvell Technology, Inc.(9)	228,010	16,351
Micron Technology, Inc.(9)	257,825	20,082
NVIDIA Corp.	277,470	75,711
QUALCOMM, Inc.	91,055	13,915
		195,087

Software—4.1%
Adobe, Inc. (6)	17,235	7,853
Atlassian Corp. plc Class A(6)	77,825	22,867
Crowdstrike Holdings, Inc. Class A(6)(9)	125,745	28,554
Intuit, Inc.(9)	71,320	34,294
Microsoft Corp.	472,065	145,543
salesforce.com, Inc.(6)	55,705	11,827
ServiceNow, Inc.(6)	59,060	32,890
		283,828

Specialty Retail—1.0%
Home Depot, Inc. (The)	189,615	56,757
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Specialty Retail—continued
TJX Cos., Inc. (The)	222,615	$ 13,486
		70,243

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.	811,140	141,633
Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. Class B(9)	175,520	23,618
Quiksilver, Inc.(2)	2	—(10)
		23,618

Total Common Stocks (Identified Cost $2,199,538)		2,230,986

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(2)(6)	2,911,361	757
Media—0.0%
Affinion Group Holdings(2)(6)(7)	7,203	—
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(6)	2,910	67
Total Warrants (Identified Cost $1,422)		824

	Par Value
Convertible Bonds and Notes—25.5%
Airlines—0.4%
Southwest Airlines Co. 1.250%, 5/1/25	$ 21,600	29,311
Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26	20,165	23,835
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	13,709
NIO, Inc. 0.000%, 2/1/26	17,700	14,922
		52,466

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	11,370	11,410
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(1)	8,650	8,488
		19,898

	Par Value	Value

Biotechnology—0.9%
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	$ 5,025	$ 5,023
1.250%, 5/15/27	11,445	11,460
Bridgebio Pharma, Inc. 2.250%, 2/1/29	14,175	6,563
Guardant Health, Inc. 0.000%, 11/15/27	12,765	10,239
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	16,420	14,306
Illumina, Inc. 0.000%, 8/15/23	1,585	1,732
Insmed, Inc. 0.750%, 6/1/28	5,665	5,461
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,941
		61,725

Commercial Services—1.4%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	24,175	16,802
Block, Inc.
0.125%, 3/1/25	5,765	7,556
0.000%, 5/1/26	16,265	15,034
0.250%, 11/1/27	20,565	18,624
Chegg, Inc. 0.125%, 3/15/25	5,360	5,395
Euronet Worldwide, Inc. 0.750%, 3/15/49	9,125	10,151
Shift4 Payments, Inc.
0.000%, 12/15/25	7,510	7,863
144A 0.500%, 8/1/27(1)	16,220	14,144
		95,569

Computers—0.9%
Lumentum Holdings, Inc.
0.500%, 12/15/26	17,475	20,252
144A 0.500%, 6/15/28(1)	13,500	13,203
Pure Storage, Inc. 0.125%, 4/15/23	7,460	10,410
Zscaler, Inc. 0.125%, 7/1/25	9,705	16,513
		60,378

Cosmetics & Personal Care—0.2%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	12,475	11,318
Diversified Financial Services—0.7%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	22,960	21,376
	Par Value	Value

Diversified Financial Services—continued
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	$ 21,245	$ 17,142
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(1)	12,330	10,457
		48,975

Electronics—0.2%
II-VI, Inc. 0.250%, 9/1/22	7,940	12,255
Energy-Alternate Sources—0.6%
Enphase Energy, Inc.
0.000%, 3/1/26	10,000	10,155
0.000%, 3/1/28	15,190	15,782
SolarEdge Technologies, Inc. 0.000%, 9/15/25	11,355	15,460
		41,397

Entertainment—0.6%
DraftKings, Inc. 0.000%, 3/15/28	22,940	16,439
Live Nation Entertainment, Inc. 2.000%, 2/15/25	8,495	11,001
Vail Resorts, Inc. 0.000%, 1/1/26	11,560	11,196
		38,636

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	13,165	15,094
Healthcare-Products—0.7%
Exact Sciences Corp.
0.375%, 3/15/27	7,855	7,408
0.375%, 3/1/28	3,520	3,094
Insulet Corp. 0.375%, 9/1/26	15,280	20,254
Novocure Ltd. 0.000%, 11/1/25	9,525	8,644
Omnicell, Inc. 0.250%, 9/15/25	7,090	9,993
		49,393

Healthcare-Services—0.6%
Anthem, Inc. 2.750%, 10/15/42	2,930	20,446
Oak Street Health, Inc. 0.000%, 3/15/26	16,345	12,913
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Services—continued
Teladoc Health, Inc. 1.250%, 6/1/27	$ 11,000	$ 9,279
		42,638

Internet—6.2%
Airbnb, Inc. 0.000%, 3/15/26	35,000	33,834
Booking Holdings, Inc. 0.750%, 5/1/25	17,675	25,505
Etsy, Inc.
0.125%, 9/1/27	17,205	17,042
144A 0.250%, 6/15/28(1)	16,800	14,927
Expedia Group, Inc. 0.000%, 2/15/26	26,445	32,165
Mandiant, Inc. 0.875%, 6/1/24	10,720	11,805
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	19,190	26,751
Okta, Inc. 0.375%, 6/15/26	19,530	19,042
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	5,738
Palo Alto Networks, Inc. 0.375%, 6/1/25	27,385	57,673
Sea Ltd. 0.250%, 9/15/26	24,825	19,813
Shopify, Inc. 0.125%, 11/1/25	15,040	14,205
Snap, Inc.
144A 0.000%, 5/1/27(1)	31,565	26,893
144A 0.125%, 3/1/28(1)	13,095	13,010
Spotify USA, Inc. 0.000%, 3/15/26	18,670	15,909
Twitter, Inc. 0.000%, 3/15/26	25,975	21,962
Uber Technologies, Inc. 0.000%, 12/15/25	33,140	29,660
Wayfair, Inc. 0.625%, 10/1/25	24,985	20,513
Wix.com Ltd. 0.000%, 8/15/25	12,510	10,859
Zillow Group, Inc.
2.750%, 5/15/25	2,595	2,929
1.375%, 9/1/26	5,500	7,277
		427,512

Leisure Time—0.8%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	26,520	24,372
	Par Value	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	$ 12,715	$ 16,610
2.875%, 11/15/23	9,510	11,497
		52,479

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	8,915	12,275
Media—1.2%
DISH Network Corp.
0.000%, 12/15/25	14,730	14,290
3.375%, 8/15/26	18,570	16,704
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	8,195	8,082
Liberty Media Corp.
1.375%, 10/15/23	14,325	20,191
144A 0.500%, 12/1/50(1)	19,030	27,004
		86,271

Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	11,025	16,025
Oil, Gas & Consumable Fuels—0.5%
Pioneer Natural Resources Co. 0.250%, 5/15/25	14,235	33,801
Transocean, Inc. 4.000%, 12/15/25	2,642	3,194
		36,995

Pharmaceuticals—1.0%
Clovis Oncology, Inc. 1.250%, 5/1/25	4,440	3,330
Dexcom, Inc. 0.250%, 11/15/25	33,400	38,139
Jazz Investments I Ltd. 2.000%, 6/15/26	25,110	30,444
		71,913

Real Estate—0.1%
Redfin Corp. 0.000%, 10/15/25	5,995	4,418
Retail—0.2%
Burlington Stores, Inc. 2.250%, 4/15/25	12,295	14,039
Semiconductors—1.1%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	5,025	5,103
	Par Value	Value

Semiconductors—continued
Microchip Technology, Inc. 0.125%, 11/15/24	$ 32,134	$ 36,458
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	13,090	17,711
Wolfspeed, Inc.
1.750%, 5/1/26	3,090	7,691
144A 0.250%, 2/15/28(1)	6,725	7,620
		74,583

Software—5.5%
Akamai Technologies, Inc.
0.125%, 5/1/25	14,050	18,462
0.375%, 9/1/27	7,975	9,167
Alteryx, Inc.
0.500%, 8/1/24	4,940	4,589
1.000%, 8/1/26	8,660	7,572
Avalara, Inc. 144A 0.250%, 8/1/26(1)	18,305	15,614
Bentley Systems, Inc.
0.125%, 1/15/26	12,945	12,654
144A 0.375%, 7/1/27(1)	5,850	5,078
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)	25,600	24,416
Blackline, Inc. 0.000%, 3/15/26	7,290	6,160
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	26,580	26,447
Confluent, Inc. 144A 0.000%, 1/15/27(1)	16,890	13,960
Coupa Software, Inc. 0.375%, 6/15/26	36,525	30,645
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	25,880	20,523
DocuSign, Inc. 0.000%, 1/15/24	11,080	10,360
Five9, Inc. 0.500%, 6/1/25	11,745	12,726
MicroStrategy, Inc. 0.000%, 2/15/27	12,620	9,015
MongoDB, Inc. 0.250%, 1/15/26	8,290	17,952
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	11,030	9,189
RingCentral, Inc.
0.000%, 3/1/25	19,170	16,668
0.000%, 3/15/26	8,985	7,350
Splunk, Inc.
0.500%, 9/15/23	5,880	6,685
1.125%, 6/15/27	30,345	28,979
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Tyler Technologies, Inc. 0.250%, 3/15/26	$ 9,315	$ 10,251
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	28,435	23,331
Workday, Inc. 0.250%, 10/1/22	13,495	22,161
Zynga, Inc. 0.000%, 12/15/26	4,625	4,708
		374,662

Total Convertible Bonds and Notes (Identified Cost $1,858,379)		1,750,225

Total Long-Term Investments—97.3% (Identified Cost $6,877,386)		6,666,846

	Shares
Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(11)	195,280,122	195,280
Total Short-Term Investment (Identified Cost $195,280)		195,280

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.1% (Identified Cost $7,072,666)		6,862,126

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,265)	$ (1,884)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.1% (Identified Cost $7,071,401)	$6,860,242
Other assets and liabilities, net—(0.1)%	(7,460)
NET ASSETS—100.0%	$6,852,782

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SBA	Small Business Administration

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $2,089,215 or 30.5% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Affiliated company.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	During the reporting period a member of the Fund’s portfolio management team was a member of the board of directors of LiveStyle, Inc. As of the reporting period end this is no longer the case.
(9)	All or a portion of the security is segregated as collateral for written options.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
United Kingdom	2
Canada	1
Bermuda	1
Liberia	1
Netherlands	1
Cayman Islands	1
Other	1
Total	100%
† % of total investments, net of written options, as of March 31, 2022.
Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AbbVie, Inc.	(980)	$(15,680)	$160.00	04/14/22	$(345)
Advanced Micro Devices, Inc.	(505)	(6,818)	135.00	04/14/22	(10)
Aon plc	(280)	(8,960)	320.00	04/14/22	(320)
Charles Schwab Corp. (The)	(845)	(8,239)	97.50	05/20/22	(48)
Cisco Systems, Inc.	(750)	(4,500)	60.00	04/14/22	(3)
CME Group, Inc.	(385)	(10,010)	260.00	04/14/22	(6)
ConocoPhillips	(1,240)	(13,764)	111.00	04/14/22	(30)
Crowdstrike Holdings, Inc.	(155)	(3,720)	240.00	04/14/22	(63)
Crown Castle International Corp.	(525)	(10,237)	195.00	04/14/22	(18)
Deere & Co.	(360)	(17,280)	480.00	05/20/22	(92)
DR Horton, Inc.	(885)	(8,230)	93.00	04/14/22	(3)
DuPont de Nemours, Inc.	(810)	(6,804)	84.00	04/14/22	(8)
Eli Lilly & Co.	(480)	(13,440)	280.00	04/14/22	(473)
Freeport-McMoRan, Inc.	(705)	(4,019)	57.00	04/14/22	(13)
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Home Depot, Inc. (The)	(250)	$(8,500)	$340.00	05/20/22	$(36)
Intuit, Inc.	(180)	(9,360)	520.00	04/14/22	(36)
Intuitive Surgical, Inc.	(335)	(11,055)	330.00	04/14/22	(35)
Marvell Technology, Inc.	(1,140)	(9,405)	82.50	04/14/22	(18)
Mastercard, Inc.	(420)	(17,010)	405.00	05/20/22	(102)
MGM Resorts International	(1,115)	(5,575)	50.00	05/20/22	(41)
Micron Technology, Inc.	(1,170)	(10,822)	92.50	04/14/22	(15)
NIKE, Inc.	(350)	(5,250)	150.00	04/14/22	(4)
QUALCOMM, Inc.	(450)	(8,325)	185.00	05/20/22	(57)
Visa, Inc.	(855)	(21,375)	250.00	05/20/22	(107)
Zoetis, Inc.	(185)	(3,885)	210.00	04/14/22	(1)
Total Written Options					$(1,884)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$2,225,377	$—	$2,223,262	$2,115(1)
Leveraged Loans	8,315	—	8,315	—
Convertible Bonds and Notes	1,750,225	—	1,750,225	—
Equity Securities:
Common Stocks	2,230,986	2,225,243	—	5,743(1)
Convertible Preferred Stocks	445,483	408,733	36,750	—
Warrants	824	67	—	757(1)
Preferred Stocks	5,636	—	—	5,636(1)
Money Market Mutual Fund	195,280	195,280	—	—
Total Investments, before Written Options	6,862,126	2,829,323	4,018,552	14,251
Liabilities:
Other Financial Instruments:
Written Options	(1,884)	(1,866)	(18)	—
Total Investments, Net of Written Options	$6,860,242	$2,827,457	$4,018,534	$14,251

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $979 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants	Preferred Stocks
Investments in Securities
Balance as of June 30, 2021:	$ 45,580	$ 5,046(a)	$ 11,673	$ 8,943(a)	$ 1,536(a)	$ 18,382(a)
Accrued discount/(premium)	—(b)	—(b)	—	—	—	—
Realized gain (loss)	(40,747)	(21,994)	—	(19,162)	65	344
Change in unrealized appreciation (depreciation)(c)	35,590	20,940	—	16,085	(743)	(692)
Sales(d)	(25,193)	(898)	(11,673)	(123)	(101)	(12,398)
Transfers from Level 3(e)	(979)	(979)	—	—	—	—
Balance as of March 31, 2022	$ 14,251	$ 2,115(a)	$ —	$ 5,743(a)	$ 757{a}	$ 5,636(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $(6,122).
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of March 31, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:
Investments in Securities – Assets	Ending Balance at March 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$5,636	Market and Company Comparables	EV Multiples	2.84x (0.25x - 7.60x)
			Illiquidity Discount	-20% - 30%

Common Stocks:
CCF Holdings LLC	$3,486	Market and Company Comparables	EV Multiples	1.23x (0.55x - 1.91x)
				0.65x (0.33x - 0.91x)
			Illiquidity Discount	20%
CCF Holdings LLC, Class M	$827	Market and Company Comparables	EV Multiples	1.23x (0.55x - 1.91x)
				0.65x (0.33x - 0.91x)
			Illiquidity Discount	20%

CENVEO Corp.	$146	Market and Company Comparables	EV Multiples	0.64x (0.34x - 0.97x)
				4.75x (3.63x - 6.37x)
				0.62x (0.53x - 0.75x)
			Illiquidity Discount	20%

Erickson, Inc.	$265	Market and Company Comparables	EV Multiples	1.13x (0.82x - 2.59x)
				11.32x (8.84x - 16.05x)
				1.00x (0.56x - 1.70x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc	$—(1)	Market and Company Comparables	EV Multiples	2.84x (0.25x - 7.60x)
			Illiquidity Discount	-20% - 30%

See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at March 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Postmedia Network Canada Corp.	$1,019	Market and Company Comparables	EV Multiples	1.19x (0.43x - 3.33x)
				7.54x (2.35x - 20.31x)
			M&A Transaction Multiples	9.69x (7.52x - 12.30x)
			Illiquidity Discount	10%

Quiksilver, Inc.	$—(1)	Market and Company Comparables	EV Multiples	0.75x (0.31x - 1.33x)
				0.83x (0.47x - 1.34x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$757	Market and Company Comparables	EV Multiples	1.23x (0.55x - 1.91x)
				0.65x (0.33x - 0.91x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	55.55%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI INCOME & GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.